Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 5,605	$ 3,277
Work in progress, net	3,558	3,093
Finished goods	2,081	1,540
Inventory net	$ 11,244	$ 7,910